EMPLOYEE BENEFITS (Narrative) (Details) ₪ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 ILS (₪)	Dec. 31, 2018 ILS (₪)
Disclosure of defined benefit plans [line items]
Mortality rate description	The mortality rate of an active participant at retirement age (67 for men, 62 for women), is 0.6433% for men and 0.3574% for women.	The mortality rate of an active participant at retirement age (67 for men, 62 for women), is 0.6433% for men and 0.3574% for women.
Nominal interest rate	1.78%	1.78%	3.30%
Increase (decrease) discount rate	0.50%	0.50%
Rate hike expected salaries increase (decrease)	0.50%	0.50%
Vacation provision		₪ 589	₪ 493
Increase (decrease) resignation rate	10.00%	10.00%
Defined Benefit Obligation [Member] | Discount Rate Increase - 0.5% [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation		₪ 188
Defined Benefit Obligation [Member] | Discount Rate Increase - 0.5% [Member] | US Dollars [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation | $	$ 54
Defined Benefit Obligation [Member] | Salaries Increase - 0.5% [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation		198
Defined Benefit Obligation [Member] | Salaries Increase - 0.5% [Member] | US Dollars [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation | $	57
Defined Benefit Obligation [Member] | Resignation Increase (decrease) - 10% [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation		₪ 165
Defined Benefit Obligation [Member] | Resignation Increase (decrease) - 10% [Member] | US Dollars [Member]
Disclosure of defined benefit plans [line items]
Increase (decrease) Defined benefit obligation | $	$ 48